Debentures (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debentures [Abstract]
Carrying amount as of January 1	$ 58,715	$ 57,341
Issuance of debentures, net of discount and issuance costs	78,229		58,394
Classification of conversion component to equity			(1,248)
Accrued interest	2,441	1,653	476
Discount and issuance costs amortization	391	296	77
Interest payments	(408)	(964)
Redemption	(3,656)
Foreign currency translation adjustments	2,853	389	(358)
Balance as of December 31	$ 38,565	$ 58,715	$ 57,341